Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

Merlyn.AI SectorSurfer Momentum ETF

Ticker Symbol: DUDE

Listed on CBOE BZX Exchange, Inc.

Merlyn.AI BullRider BearFighter ETF

Ticker Symbol: WIZ

Listed on The Nasdaq Stock Market

Merlyn.AI Best-of-Breed Core Momentum ETF

Ticker Symbol: BOB

Listed on CBOE BZX Exchange, Inc.

Merlyn.AI Tactical Growth and Income ETF

Ticker Symbol: SNUG

Listed on The Nasdaq Stock Market

(collectively, the “Funds”)

Supplement dated May 3, 2022, to the Funds’

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated January 31, 2022

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), be retained for future reference and is in addition to any existing Fund Supplement(s).

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SumGrowth Strategies LLC (the “Index Developer”) licenses certain indices to Merlyn.AI Corporation that are used in the management of each of the Funds. The Index Developer has advised Empowered Funds, LLC, the investment adviser to each of the Funds, that it will revise the index methodology for the indices utilized by each Fund to remove inflation protected treasury exchange traded funds (“ETFs”) from the excluded list of ETFs when the Bull/Bear Indicator, as defined in the Prospectus, signals a “Bear” market. Accordingly, the following changes are made to the Prospectus regarding the description of portfolio construction, effective immediately:

MAI SectorSurfer Momentum Index (the “SectorSurfer Index”)

Step 1 under the sub-category “Bull” Indicator - Portfolio Construction on page 40 of the Prospectus is hereby deleted and replaced with the following:

Step 1: In the first step of Index construction, ETFs are identified that have investment objectives broadly focused on economic and geopolitical sectors. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

Each category is divided into a set of broad sub-categories. Also, the Index Provider also includes “broad U.S. equity markets” as a sub-category of each category, which seeks to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in multiple categories and sub-categories.

●	The “Economic Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	The “Geopolitical Sectors” category includes ETFs that invest primarily in a particular world region, such as Europe, Latin America, and the Asia Pacific, or any of the many individual countries of the world.

The Bull Universe excludes, among others: (1) certain small ETFs (depending on the sub-category, the minimum AUM size varies between $150 million and $500 million); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) long-term treasury ETFs; (9) short-term treasury ETFs; (10) short-term bond ETFs; and (11) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

In addition, the first three (3) paragraphs of the sub-category “Bear” Indicator – Portfolio Construction, on page 41 of the Prospectus, are replaced with the following:

“Bear” market SectorSurfer Index construction includes the following three steps:

Step 1: The SectorSurfer Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the SectorSurfer Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) global/foreign fixed income ETFs; (6) commodity ETFs (except gold); (7) equity ETFs (except broad-based U.S. equity market index ETFs); (8) ETFs with less than $500 million of assets under management; and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

MAI Bull-Rider Bear-Fighter Index (the “BRBF Index”)

Step 1 under the sub-category “Bull” Indicator - Portfolio Construction on pages 41-42 of the Prospectus is hereby deleted and replaced with the following:

Step 1: In the first step of BRBF Index construction, the Index Provider selects a set of broad investment categories (listed below) having generally divergent investment objectives, but which may overlap one another. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

The Index Provider then divides each category into a set of broad sub-categories. In addition, for some categories, the Index Provider also includes “broad U.S. equity markets” as a sub-category, which seek to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in several different categories and sub-categories.

●	The “Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance. The Sector’s sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

●	The “Global/Regions” category includes ETFs that invest primarily in one of several broad geo-political region sub-categories, such as global, Europe, Asia Pacific, and emerging markets. The Global/Region’s sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

●	The “Countries” category includes ETFs that invest primarily in a single country, which can be any country in the World. The Country’s sub-categories also include a broad U.S. sub-category (seeking to provide a momentum performance floor).

●	The “Factors” category includes ETFs that invest primarily based on one of several investment factor sub-categories, such as value, growth, dividends, earnings, size, and momentum.

●	The “Style Mix” category includes ETFs that invest primarily based on one of several investment style sub-categories, such as large-cap, large-cap growth, large-cap value, mid-cap, mid-cap growth, mid-cap value, small-cap value, equal weight, growth, and value.

●	The “Bonds” category includes ETFs that primarily invest in of several bond sub-categories, such as mid-duration treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

The Bull Universe excludes, among others: (1) certain small ETFs (based on assets under management); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) global/foreign sector ETFs; (9) long-term treasury ETFs; (10) short-term treasury ETFs; (11) short-term bond ETFs; and (12) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

In addition, the first three (3) paragraphs of the sub-category “Bear” Indicator – Portfolio Construction, on pages 42-43 of the Prospectus, are replaced with the following:

“Bear” market BRBF Index construction includes the following three steps:

Step 1: The BRBF Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the BRBF Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) global/foreign fixed income ETFs; (6) commodity ETFs (except gold); (7) equity ETFs (except broad-based U.S. equity market index ETFs); (8) certain small ETFs (based on assets under management); and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

MAI Best-of-Breed Core Momentum Index (the “BCM Index”)

Step 1 under the sub-category “Bull” Indicator - Portfolio Construction on pages 43-44 of the Prospectus is hereby deleted and replaced with the following:

Step 1: In the first step of BCM Index construction, ETFs are identified that have investment objectives broadly focused on sectors, factors or global categories. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

Each category is divided into a set of broad sub-categories. Also, the Index Provider includes “broad U.S. equity markets” as a sub-category of each category, which seeks to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in multiple categories and sub-categories.

●	The “Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	The “Global” category includes ETFs that invest primarily in one of several broad geo-political region sub-categories, such as global, Europe, Asia Pacific, North America, and emerging markets.

●	The “Factors” category includes ETFs that invest primarily based on one of several investment factor sub-categories, such as value, growth, dividends, earnings, size, and momentum.

The Bull Universe excludes, among others: (1) ETFs having less than $10 Billion of assets under management; (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) long-term treasury ETFs; (9) short-term treasury ETFs; (10) short-term bond ETFs; and (11) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

In addition, the first three (3) paragraphs of the sub-category “Bear” Indicator – Portfolio Construction, on page 44 of the Prospectus, are replaced with the following:

“Bear” market BCM Index construction includes the following three steps:

Step 1: The BCM Index identifies a portfolio of three ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the BCM Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

“The Bear Universe excludes, among others: (1) ETFs having less than $10 Billion of assets under management; (2) leveraged ETFs; (3) inverse ETFs; (4) currency ETFs; (5) short-term treasury and money market ETFs; (6) global/foreign fixed income ETFs; (7) commodity ETFs (except gold); (8) equity ETFs (except broad-based U.S. equity market index ETFs); and (9) ETFs with less than one year of operating of history.

MAI Tactical Growth & Income Index (the “TG&I Index”)

Step 1 under the sub-category “Bull” Indicator - Portfolio Construction on page 45 of the Prospectus is hereby deleted and replaced with the following:

Step 1: In the first step of TG&I Index construction, the Index Provider selects a set of broad investment categories (listed below) having generally divergent investment objectives, but which may overlap one another. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

The Index Provider then divides each category into a set of broad sub-categories. In addition, for some categories, the Index Provider also includes “broad U.S. equity markets” as a sub-category, which seek to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in several different categories and sub-categories.

●	The “Sectors” category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance. The Sector’s sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

●	The “Countries” category includes ETFs that invest primarily in a single country, which can be any country in the World. The Country’s sub-categories also include a broad U.S. sub-category (seeking to provide a momentum performance floor).

●	The “Global/Regions” category includes ETFs that invest primarily in one of several broad geo-political region sub-categories, such as global, Europe, Asia Pacific, and emerging markets. The Global/Region’s sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

●	The “Dividends” category includes ETFs that invest primarily based on whether particular securities are anticipated to continue to generate dividends.

●	The “Bonds” category includes ETFs that primarily invest in of several bond sub-categories, such as mid-duration treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

The Bull Universe excludes, among others: (1) certain small ETFs (based on assets under management); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) global/foreign sector ETFs; (9) long-term treasury ETFs; (10) short-term treasury ETFs; (11) short-term bond ETFs; and (12) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios

In addition, the first three (3) paragraphs of the sub-category “Bear” Indicator – Portfolio Construction, on page 46 of the Prospectus, are replaced with the following:

“Bear” market TG&I Index construction includes the following three steps:

Step 1: The TG&I Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) inflation protected treasury; (2) medium- and long-term treasury; (3) aggregate bond; (4) long-term bond; (5) corporate bond; (6) high-yield bond; (7) gold; and (8) broad-based U.S. equity market. However, if the “Bear” indicator was triggered due to excess market volatility, the TG&I Index will use inflation protected treasury, medium- and long-term treasury ETFs from the Bear Universe. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) global/foreign fixed income ETFs; (6) commodity ETFs (except gold); (7) equity ETFs (except broad-based U.S. equity market index ETFs); (8) certain small ETFs (based on assets under management); and (9) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF’s name and investment objective; and as a result, the Fund’s underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Index Name Changes

On or about June 1, 2022, the names of the indices for each of the Funds will change to new names. The current names of the Merlyn.AI Indexes (MAI), and the new names are as follows:

Existing MAI Index Name	New MAI Index Name
MAI Bull-Rider Bear-Fighter Index	Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index
MAI Tactical Growth & Income Index	Merlyn.AI® SNUG Tactical Growth and Income Index
MAI SectorSurfer Momentum Index	Merlyn.AI® DUDE SectorSurfer Momentum Index
MAI Best-of-Breed Core Momentum Index	Merlyn.AI® BOB Best-of-Breed Core Momentum Index

Accordingly, as of the date specified, all references to each Index is hereby deleted and replaced with the new MAI Index name listed above.

Change in Name of the Trust

The Board of Trustees of Alpha Architect ETF Trust, a Delaware statutory trust (the “Trust”) approved a change of the name of the Trust to “EA Series Trust.” Effective immediately, all references to the name of the Trust in each of the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with the EA Series Trust.

The change of the name of the Trust will not result in any changes in the investment objectives or investment strategies of the Funds.

New Assistant Treasurer for the Trust

Effective immediately, Sean Hegarty is added as Assistant Treasurer of the Trust. The section entitled “Management of the Funds—Officers” in the SAI is hereby amended to add the following information about the new officer:

Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Sean Hegarty (1993)	Assistant Treasurer (since April 2022)	Chief Operating Officer, Empowered Funds, LLC (2022 - present); Assistant Vice President - Fund Administration, U.S. Bank Global Fund Services (2018 - 2022); Staff Accountant, Cohen & Company (2015 - 2018)

Updated Transaction Fees

Effective May 2, 2022, the table located in the “Transaction Fees” section in the Funds’ SAI is hereby deleted and replaced with the following:

Fund	Standard Transaction Fee	Variable Charge
Merlyn.AI Bull-Rider Bear-Fighter ETF	$300*	Up to 2.00%
Merlyn.AI Tactical Growth and Income ETF	$300*	Up to 2.00%
Merlyn.AI Best-of-Breed Core Momentum ETF	$300*	Up to 2.00%
Merlyn.AI SectorSurfer Momentum ETF	$300*	Up to 2.00%

*	The Transaction Fee may be higher for transactions outside the Clearing Process. In addition, one half of the Transaction Fee may be waived in conjunction with rebalancing transactions.